PROSPECTUS



                                         Money Market Portfolio
                                         Service Shares
                                         August 1, 2004, as revised May 13, 2005

                                         Government & Agency Securities
                                         Portfolio
                                         Service Shares
                                         (formerly known as Government
                                         Securities Portfolio)
                                         August 1, 2004, as revised May 13, 2005

                                         Tax-Exempt Portfolio
                                         Service Shares II
                                         May 13, 2005

                                         Treasury Portfolio
                                         Premier Money Market Shares
                                         August 1, 2004, as revised May 13, 2005










                                         As with all mutual funds, the
                                         Securities and Exchange Commission
                                         (SEC) does not approve or disapprove
                                         these shares or determine whether the
                                         information in this prospectus is
                                         truthful or complete. It is a criminal
                                         offense for anyone to inform you
                                         otherwise.

--------------------------------------------------------------------------------------------
Table of Contents



How the Portfolios Work                            How to Invest in the Portfolios

 3  Money Market Portfolio                         28  Policies You Should Know About

 8  Government & Agency Securities Portfolio       33  Understanding Distributions and Taxes

12  Tax-Exempt Portfolio

17  Treasury Portfolio

21  Other Policies and Risks

22  Who Manages and Oversees the Portfolios

24  Financial Highlights

--------------------------------------------------------------------------------
                                                             TICKER SYMBOL CSAXX
Money Market Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio follows two policies designed to maintain a stable share price:

o Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their effective maturities to 12 months or less at the time of purchase.

o The portfolio buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US government, banks (both US banks and US branches of foreign banks), corporations and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations.

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in conjunction with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2003, the portfolio's Service Shares' 7-day yield was 0.09%. To learn the current 7-day yield, investors may call the portfolio's Shareholder Service Agent at (800) 231-8568.

The 7-day yield, which is often referred to as the "current yield," is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1994      3.51
1995      5.13
1996      4.64
1997      4.80
1998      4.69
1999      4.38
2000      5.63
2001      3.33
2002      0.73
2003      0.18

2004 total return as of June 30: 0.04%

For the periods included in the bar chart:

Best Quarter: 1.46%, Q3 2000     Worst Quarter: 0.01%, Q4 2003


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2003
--------------------------------------------------------------------------------

              1 Year             5 Years                10 Years
--------------------------------------------------------------------------------
              0.18%              2.83%                  3.68%
--------------------------------------------------------------------------------

Total returns for 1994 through 2004 would have been lower if operating expenses hadn't been reduced.

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial advisor from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                                  None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                        0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              0.60
--------------------------------------------------------------------------------
Other Expenses*                                                       0.28
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                             1.05
--------------------------------------------------------------------------------
Expense Reimbursements**                                              0.05
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                       1.00
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** Through July 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.00% of average daily net assets.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
     $102          $329         $575           $1,278
--------------------------------------------------------------------------------

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                                                             TICKER SYMBOL CAGXX
Government & Agency Securities Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

o US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

o Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in conjunction with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2003, the portfolio's Service Shares' 7-day yield was 0.05%. To learn the current 7-day yield, investors may call the portfolio's Shareholder Service Agent at (800) 231-8568.

The 7-day yield, which is often referred to as the "current yield," is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1994      3.51
1995      5.19
1996      4.70
1997      4.79
1998      4.56
1999      4.21
2000      5.49
2001      3.18
2002      0.77
2003      0.15


2004 total return as of June 30: 0.02%

For the periods included in the bar chart:

Best Quarter:  1.43%, Q3 2000    Worst Quarter: 0.01%, Q4 2003

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2003
--------------------------------------------------------------------------------

              1 Year             5 Years                10 Years
--------------------------------------------------------------------------------
              0.15%              2.74%                  3.64%
--------------------------------------------------------------------------------

Total returns for 1994 through 2004 would have been lower if operating expenses hadn't been reduced.

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial advisor from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                                       None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                             0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                   0.60
--------------------------------------------------------------------------------
Other Expenses*                                                            0.54
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                  1.31
--------------------------------------------------------------------------------
Expense Reimbursements**                                                   0.31
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                            1.00
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** Through July 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.00% of average daily net assets.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years              10 Years
--------------------------------------------------------------------------------
     $102          $385         $688                 $1,552
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Exempt Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.

This portfolio is designed for investors in a moderate to high tax bracket who are interested in federal tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality, short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7. The portfolio follows two policies designed to maintain a stable share price:

o Portfolio securities are denominated in US dollars and generally have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their effective maturities to 12 months or less at the time of purchase.

o The portfolio buys short-term municipal obligations that at the time of purchase:

   - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   - are unrated, but are determined to be of comparable quality by the advisor; or

   - have no short-term rating, but are rated in one of the top two highest long-term rating categories, or are determined to be of comparable quality by the advisor.

Principal investments

The portfolio primarily invests in the following types of investments:

o Municipal trust receipts (MTRs). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates or municipal securities trust receipts. MTRs are typically structured by a bank, brokerdealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The portfolio managers may invest up to 35% of the portfolio's net assets in MTRs.

o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, which is tax-exempt obligations of borrowers that generally mature in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The portfolio may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

o Private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: The lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio primarily buys securities with remaining maturities of 12 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. In addition, the municipal securities market is narrower, less liquid and has fewer investors than the taxable market.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The portfolio's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds and notes. There is some risk that certain tax issues could be resolved in a manner that could adversely impact the performance of the portfolio.

Special Tax Features. Political or legal actions could change the tax-exempt status of the portfolio's dividends. Also, to the extent that the portfolio invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Temporary Defensive Position. In response to adverse political, economic or market events, the portfolio may adopt a temporary defensive position in which it places more than 20% of the portfolio's assets in high quality money market investments that are subject to federal income tax. To the extent that the portfolio might do so, it may not meet its goal of a high level of current tax-free income.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Service Shares II would have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares II returns over different periods have averaged out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

The Service Shares II are expected to commence operations on or about May 13, 2005. In the bar chart and table, the performance figures are based on the historical performance of the portfolio's Scudder Tax-Exempt Cash Institutional Shares, adjusted to reflect the estimated annual operating expenses of Service Shares II.

The "total return" of a portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2000     3.23
2001     1.88
2002     0.45
2003     0.10
2004     0.26

2005 total return as of March 31: 0.22%

For the periods included in the bar chart:

Best Quarter: 0.85%, Q4 2000     Worst Quarter: 0.01%, Q3 2003

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2004
--------------------------------------------------------------------------------

              1 Year             5 Years                Since Inception*
--------------------------------------------------------------------------------
              0.26%              1.18%                      1.21%
--------------------------------------------------------------------------------

*    Commencement of operations on 11/17/1999.

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Service Shares performance information, contact the financial advisor from which you obtained this prospectus.

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares II of the portfolio. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                                   None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                         0.17%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               0.60
--------------------------------------------------------------------------------
Other Expenses*                                                        0.30
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                              1.07
--------------------------------------------------------------------------------
Expense Reimbursements**                                               0.07
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                        1.00
--------------------------------------------------------------------------------

* Other expenses are estimated since no Service Shares II shares were issued as of the portfolio's fiscal year end. Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors. Actual expenses may be different.

** Through July 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.00% of average daily net assets.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Service Shares II expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $102          $333         $583                      $1,299
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             TICKER SYMBOL IEXXX
Treasury Portfolio


The Portfolio's Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term US Treasury securities or in repurchase agreements backed by US Treasury securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the US government. The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments.

While we give priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio seeks to achieve its goal of current income by investing only in US Treasury securities paying a fixed, variable or floating interest rate and repurchase agreements backed by obligations of the US Treasury and maintains a dollar-weighted average maturity of 90 days or less. Portfolio securities are denominated in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

o US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Income paid on US Treasury securities is usually free from state and local income taxes and, for most portfolio shareholders, the bulk of portfolio distributions will be free from these taxes as well (although not from federal income tax).

Working in conjunction with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US Treasury securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o  the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

The Portfolio's Performance History

The bar chart shows how the total returns for the portfolio's Premier Money Market Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Premier Money Market Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2003, the portfolio's Premier Money Market Shares 7-day yield was 0.05%. To learn the current 7-day yield, investors may call the portfolio's Shareholder Service Agent at (800) 231-8568.

The 7-day yield, which is often referred to as the "current yield," is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The "total return" of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


2001      2.98
2002      0.82
2003      0.21

2004 total return as of June 30: 0.03%

For the period included in the bar chart:

Best Quarter: 1.21%, Q1 2001             Worst Quarter: 0.01%, Q4 2003

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2004
--------------------------------------------------------------------------------

                          1 Year                              Since Inception*
--------------------------------------------------------------------------------
                           0.21%                                    2.10%
--------------------------------------------------------------------------------

*    Commencement of operations is 4/28/00.

Total returns would have been lower if operating expenses hadn't been reduced.

Recent and any future declines in interest rate levels could cause the portfolio's earnings to fall below the portfolio's expense ratio, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. For more recent Premier Money Market Shares performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)                                      None
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                                            0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                  0.25
--------------------------------------------------------------------------------
Other Expenses*                                                           0.88
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                 1.28
--------------------------------------------------------------------------------
Expense Reimbursements**                                                  0.28
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                                           1.00
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** Through July 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 1.00% of average daily net assets.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare the portfolio's Premier Money Market Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years                   10 Years
--------------------------------------------------------------------------------
     $102          $378         $675                      $1,521
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there is additional information to know:

o As a temporary defensive measure, Tax-Exempt Portfolio could invest in taxable money securities. This would mean that the portfolio was not pursuing its goal.

o Although major changes tend to be infrequent, Treasury Portfolio's Board could change the portfolio's investment goal without seeking shareholder approval

o For Government & Agency Securities Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. For Treasury Portfolio, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's policy of investing exclusively in short-term US Treasury securities or in repurchase agreements backed by treasury securities.

Each portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until a portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). Each portfolio's Statement of Additional Information includes a description of the portfolios' policies and procedures with respect to the disclosure of a portfolio's portfolio holdings.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios.

If you want more information on a portfolio's permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolios


The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each portfolio's investment decisions, buys and sells securities for each portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management ("DeAM"), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets:

--------------------------------------------------------------------------------
Portfolio Name                                            Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                     0.17%
--------------------------------------------------------------------------------
Government & Agency Securities Portfolio                   0.17%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                       0.17%
--------------------------------------------------------------------------------
Treasury Portfolio                                         0.15%
--------------------------------------------------------------------------------

Regulatory Update. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases Fund Trustees, officers and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each portfolio. These investment professionals have a broad range of experience managing money market funds.

Financial Highlights

These tables are designed to help you understand each portfolio's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each portfolio's financial statements, is included in that portfolio's annual report (see "Shareholder reports" on the last page).

Money Market Portfolio -- Service Shares

----------------------------------------------------------------------------------------------
 Years Ended April 30,              2004      2003       2002        2001          2000
----------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------
Net asset value, beginning of   $   1.00 $    1.00   $   1.00   $    1.00      $   1.00
period
----------------------------------------------------------------------------------------------
Net investment income                .0009     .005       .02         .05           .05
----------------------------------------------------------------------------------------------
Less distributions from net         (.0009)    (.005)    (.02)       (.05)         (.05)
investment income
----------------------------------------------------------------------------------------------
Net asset value, end of period  $   1.00 $    1.00   $   1.00   $   1.00    $      1.00
----------------------------------------------------------------------------------------------
Total Return (%)                     .10^a     .53       2.02^a      5.52^a        4.74^a
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period              1         2      6,753         7,630       6,315
($ millions)
----------------------------------------------------------------------------------------------
Ratio of expenses before expense    1.05      1.20       1.18        1.11^b        1.08
reductions (%)
----------------------------------------------------------------------------------------------
Ratio of expenses after expense     1.05      1.20       1.06        1.01^b        1.00
reductions (%)
----------------------------------------------------------------------------------------------
Ratio of net investment income (%)   .11       .52       2.00        5.37          4.72
----------------------------------------------------------------------------------------------

^a   Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.09% and 1.00%, respectively.

Government & Agency Securities Portfolio -- Service Shares

-----------------------------------------------------------------------------------------------
 Years Ended April 30,                      2004      2003      2002       2001         2000
-----------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   1.00  $   1.00  $   1.00   $   1.00   $     1.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:    .0007     .006      .02        .05          .04
Net investment income (loss)
-----------------------------------------------------------------------------------------------
Less distributions from net investment      (.0007)   (.006)    (.02)      (.05)        (.04)
income
-----------------------------------------------------------------------------------------------
Net asset value, end of period          $   1.00  $   1.00  $   1.00   $   1.00     $   1.00
-----------------------------------------------------------------------------------------------
Total Return (%)                             .07^a     .57      1.91^a     5.41^a       4.54^a
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)       .4          1       418        534          498
-----------------------------------------------------------------------------------------------
Ratio of expenses before expense            1.31      1.07      1.05       1.10^b       1.08
reductions (%)
-----------------------------------------------------------------------------------------------
Ratio of expenses after expense             1.06      1.07      1.05       1.01^b       1.00
reductions (%)
-----------------------------------------------------------------------------------------------
Ratio of net investment income (%)           .07       .58      1.90       5.27         4.37
-----------------------------------------------------------------------------------------------

^a   Total return would have been lower had certain expenses not been reduced.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.08% and 1.00%, respectively.

Tax-Exempt Portfolio -- Scudder Tax-Exempt Cash Institutional Shares

Since there were no Tax-Exempt Portfolio -- Service Shares II shares issued prior to the date of the prospectus, no financial highlights data is available for that class. Below are the financial highlights for Tax-Exempt Portfolio -- Scudder Tax-Exempt Cash Institutional Shares, of which the imputed performance on page 15 is based.

-----------------------------------------------------------------------------------------------
 Years Ended April 30,              2004^a      2004     2003     2002       2001       2000^b
-----------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------
Net asset value, beginning of    $   1.00    $   1.00  $  1.00 $   1.00   $   1.00    $  1.00
period
-----------------------------------------------------------------------------------------------
Net investment income                 .005        .009     .012     .02       .04         .02
-----------------------------------------------------------------------------------------------
Less distributions from net          (.005)      (.009)   (.012)    (.02)     (.04)       (.02)
investment income
-----------------------------------------------------------------------------------------------
Net asset value, end of period   $   1.00    $   1.00  $  1.00 $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------
Total Return (%)                      .53**       .86     1.17     1.98       4.00       1.33**
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period             431         331      284      202        182        169
($ millions)
-----------------------------------------------------------------------------------------------
Ratio of expenses (%)                 .21*        .20      .23      .21        .21^c      .23*
-----------------------------------------------------------------------------------------------
Ratio of net investment income (%)   1.04*        .85     1.18     1.95       3.89       3.59*
-----------------------------------------------------------------------------------------------

^a   For the six months ended October 31, 2004 (Unaudited).

^b For the period November 17, 1999 (commencement of operations) to April 30, 2000.

^c The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .21%.

*    Annualized

**   Not annualized

Treasury Portfolio -- Premier Money Market Shares

----------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                    2004          2003         2002              2001^a
----------------------------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00       $  1.00      $  1.00    $  1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                      .001          .007         .02        .05
----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (.001)        (.007)       (.02)      (.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $  1.00      $  1.00    $  1.00
----------------------------------------------------------------------------------------------------------------
Total Return (%)                                           .10^b         .69^b       1.99       5.04^b**
----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                      30            31           21         22
----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)           1.28           .95          .93       1.12^c*
----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)             .98           .94          .93       1.00^c*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                         .11           .73         2.16       5.20*
----------------------------------------------------------------------------------------------------------------

^a   For the period April 28, 2000 (commencement of operations) to March 31,
     2001.

^b   Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred with a fund complex reorganization in fiscal 2001 before and after expense reductions were 1.10% and 1.00% respectively.

*    Annualized

**   Not annualized

--------------------------------------------------------------------------------
How to Invest in the Portfolios


The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisor.

If you are investing through a financial advisor, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that financial advisors may charge fees separate from those charged by a portfolio.

Keep in mind that the information in this prospectus applies only to the class disclosed in this prospectus. The Money Market Portfolio has seven other share classes; Tax-Exempt Portfolio has six other share classes; Government & Agency Securities Portfolio has four other share classes; and Treasury Portfolio has one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the class that are used by Scudder Distributors, Inc., as principal underwriter, to pay for distribution and services for that class. Under the 12b-1 plan, each portfolio pays an annual distribution fee, payable monthly, of 0.60% of each portfolio's average daily net assets (except Treasury Portfolio, which pays 0.25%). Because 12b-1 fees are paid out of the portfolio assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than paying other types of sales charges.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio, Government & Agency Securities Portfolio and Treasury Portfolio and at 12:00 p.m., 3:00 p.m and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each portfolio then we may reject your application and order.

Each portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by each portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolios generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through your financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

For Money Market Portfolio, Government & Agency Securities Portfolio and Treasury Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time (12:00 p.m. and 3:00 p.m. Eastern time for Tax-Exempt Portfolio), for effectiveness at the 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time (12:00 p.m. and 3:00 p.m. Eastern time for Tax-Exempt Portfolio) and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time (4:00 p.m. Eastern time for Tax-Exempt Portfolio) on the business day following receipt and will earn dividends the following calendar day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time (3:00 p.m. Eastern time for Tax-Exempt Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

As noted elsewhere in the prospectus, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. Requests for same day wire that are received by 2:00 p.m. Eastern time for Money Market Portfolio, Government & Agency Securities Portfolio and Treasury Portfolio (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will be given priority over requests received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.

Checkwriting lets you sell shares of a portfolio by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $250 ($100 for Treasury Portfolio) or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you make a recent purchase by check and that check has not cleared yet, those funds will not be available for redemption for up to 10 days.

The portfolios accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler's checks, money orders, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public, and we must be provided with the original guarantee.

If your shares are registered directly with the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government & Agency Securities, Tax-Exempt and Treasury Portfolios only, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

Your financial advisor may set its own minimum investments, although those set by each portfolio are as follows:

o  Minimum initial investment: $1,000

o  Minimum additional investment: $100

o  Minimum investment with an automatic investment plan: $50

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in the fund and, accordingly, the Board of the portfolio has not approved any policies and procedures designed to limit this activity. However, each portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

We do not offer share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed when exchanging or redeeming shares or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

How the portfolios calculate share price

To calculate the net asset value per share, or NAV, each portfolio uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
                ------------------------------------ = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is also the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for other reasons

o refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in each portfolio's best interest or when each portfolio is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio's shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o for each portfolio, except Money Market Portfolio, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may adjust the portfolio's investment minimums at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares

o each portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

o each portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

Each portfolio's income dividends are declared daily and paid monthly to shareholders. The portfolios may take into account capital gains and losses in their daily dividend declarations. The portfolios may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You may have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges.

For federal income tax purposes, distributions of investment income (other than "tax-exempt dividends" for the Tax-Exempt Portfolio) are taxable as ordinary income. The portfolios do not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because each portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale. For most shareholders, dividends from the Tax-Exempt Portfolio are generally exempt from federal income tax, and a portion of the dividends from the Government & Agency Securities Portfolio are generally exempt from state and local income taxes. However, there are a few exceptions:

o A portion of the portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

o With respect to the Tax-Exempt Portfolio, because the portfolio can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Portfolio may have on the federal taxation of your benefits.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments, your financial advisor or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(202) 942-8090
www.sec.gov


SEC File Number:

Cash Account Trust                  811-5970
Money Market Portfolio
Government & Agency Securities
Portfolio
Tax-Exempt Portfolio

Investors Cash Trust                811-6103
Treasury Portfolio